Equity - Share Options, Roll forward (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Share-Based Payment Arrangements Options Outstanding [Roll Forward]
Options outstanding beginning balance (in shares) | shares	4,041,567	4,149,639
Options granted (in shares) | shares	1,263,685	540,116
Options exercised (in shares) | shares	(304,635)	(549,281)
Options forfeited (in shares) | shares	(184,496)	(98,907)
Options expired (in shares) | shares	(8,501)	0
Options outstanding ending balance (in shares) | shares	4,807,620	4,041,567
Share-Based Payment Arrangement Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price of options outstanding beginning balance (in usd per share) | $ / shares	$ 8.70	$ 7.07
Weighted average exercise price of options granted (in usd per share) | $ / shares	8.97	21.12
Weighted average exercise price of options exercised (in usd per share) | $ / shares	2.87	4.33
Weighted average exercise price of options forfeited (in usd per share) | $ / shares	12.75	10.09
Weighted average exercise price of options expired (in usd per share) | $ / shares	2.20	0
Weighted average exercise price of options outstanding ending balance (in usd per share) | $ / shares	$ 9.00	$ 8.70